CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 108,327	$ 105,775
Accounts receivable	71	104
Inventories	70,802	42,830
Value added tax receivables	10,808	8,328
Prepaid expenses and other	12,175	8,548
Total current assets	202,183	165,585
Non-current assets
Mineral properties, plant and equipment	388,609	329,429
Other non-current assets	8,259	5,339
Total non-current assets	396,868	334,768
Total assets	599,051	500,353
Current liabilities
Accounts payable and accrued liabilities	87,053	55,064
Income taxes payable	4,167	0
Financial liabilities	77,317	9,284
Lease liabilities	16,806	15,937
Deferred consideration	28,242	23,535
Provisions	6,995	6,995
Total current liabilities	220,580	110,815
Non-current liabilities
Lease liabilities	20,269	22,935
Deferred and contingent consideration	26,308	47,835
Asset retirement provisions	75,732	66,060
Deferred tax liabilities	23,024	0
Other non-current liabilities	11,480	4,939
Total non-current liabilities	156,813	141,769
Total liabilities	377,393	252,584
Common shareholders' equity
Share capital	619,311	616,203
Equity reserves	54,530	52,948
Accumulated deficit	(454,985)	(425,695)
Total common shareholders' equity	218,856	243,456
Non-controlling interest	2,802	4,313
Total equity	221,658	247,769
Total liabilities and equity	$ 599,051	$ 500,353